UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC,
           General Partner of Lafitte Capital Management LP
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $79,182 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     2188   103500 SH       SOLE                   103500
BOLT TECHNOLOGY CORP           COM              097698104     2816   227155 SH       SOLE                   227155
CECO ENVIRONMENTAL CORP        COM              125141101     1117   165345 SH       SOLE                   165345
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     4277   421382 SH       SOLE                   421382
COBRA ELECTRS CORP             COM              191042100      252    72443 SH       SOLE                    72443
COLLECTIVE BRANDS INC          COM              19421W100     2203   150000 SH       SOLE                   150000
COSTAMARE INC                  SHS              Y1771G102      931    54965 SH       SOLE                    54965
CRUDE CARRIERS CORPORATION     COM              Y1820X106     6031   448380 SH       SOLE                   448380
CVR ENERGY INC                 COM              12662P108     4924   200000 SH       SOLE                   200000
DREAMS INC                     COM              261983209     4703  1836962 SH       SOLE                  1836962
EMERITUS CORP                  COM              291005106     7062   332350 SH       SOLE                   332350
ENERGY SVCS OF AMERICA CORP    COM              29271Q103      274    94555 SH       SOLE                    94555
FEI CO                         COM              30241L109     1043    47300 SH       SOLE                    47300
GAIAM INC                      CL A             36268Q103      745   150000 SH       SOLE                   150000
HOT TOPIC INC                  COM              441339108      372    50000 SH       SOLE                    50000
INTEGRATED ELECTRICAL SVC      COM              45811E301     1277   406700 SH       SOLE                   406700
INTERVAL LEISURE GROUP INC     COM              46113M108     2227   162673 SH       SOLE                   162673
JOHNSON OUTDOORS INC           CL A             479167108      856    50000 SH       SOLE                    50000
LECROY CORP                    COM              52324W109     2462   204521 SH       SOLE                   204521
LIVE NATION ENTERTAINMENT IN   COM              538034109        0    65000 SH       SOLE                    65000
MARTHA STEWART LIVING OMNIME   CL A             573083102     1953   450000 SH       SOLE                   450000
MITEL NETWORKS CORP            COM              60671Q104      252    57083 SH       SOLE                    57083
MTR GAMING GROUP INC           COM              553769100     1199   387474 SH       SOLE                   387474
NORTECH SYS INC                COM              656553104      615   157734 SH       SOLE                   157734
ORCHIDS PAPER PRODS CO DEL     COM              68572N104     2165   171194 SH       SOLE                   171194
PAR TECHNOLOGY CORP            COM              698884103      355    92573 SH       SOLE                    92573
PREMIERE GLOBAL SVCS INC       COM              740585104     3192   400000 SH       SOLE                   400000
RIGNET INC                     COM              766582100     1894   111371 SH       SOLE                   111371
ROBBINS & MYERS INC            COM              770196103     9629   234537 SH       SOLE                   234537
S L INDS INC                   COM              784413106     2237    94967 SH       SOLE                    94967
THERMON GROUP HLDGS INC        COM              88362T103     2333   137370 SH       SOLE                   137370
ULTRA PETROLEUM CORP           COM              903914109     1488    32500 SH       SOLE                    32500
VALUEVISION MEDIA INC          CL A             92047K107     1653   216044 SH       SOLE                   216044
VISHAY PRECISION GROUP INC     COM              92835K103     2763   163669 SH       SOLE                   163669
VITACOST COM INC               COM              92847A200     1694   350000 SH       SOLE                   350000